Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001893219
Document Type	POS AM
Entity Registrant Name	Abpro Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Abpro Holdings, Inc. (the “Company”) is filing this Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) to update the contents of the prospectus contained in the Registration Statement on Form S-1 (No. 333-284021) (as amended, the “Initial Registration Statement”) pursuant to Section 10(a)(3) of the Securities Act in respect of the continuous offering pursuant to Rule 415 of the securities registered hereby.No additional securities are being registered on this Post-Effective Amendment. All applicable registration fees have been paid.This Post-Effective Amendment is also being filed to update the Initial Registration Statement to include the restatement of previously issued financial statements as of the periods ended September 30, 2024, December 31, 2023 and December 31, 2022, discussed in greater detail in Note 2 to the audited consolidated financial statements beginning on page F-9.
Amendment Flag	true